Income Taxes	12 Months Ended
Mar. 31, 2023
Schedule of statutory income tax rates [Abstract]
Income Taxes

12. Income Taxes

Cayman Islands

Under the current and applicable laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current and applicable laws of BVI, the Company BVI subsidiaries are not subject to tax on income or capital gains.

Hong Kong

ZYSL and ZYCL are incorporated in Hong Kong and is subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. For the years ended March 31, 2023, 2022 and 2021, Hong Kong profits tax is calculated in accordance with the two-tiered profits tax rates regime. The applicable tax rate for the first HKD 2 million of assessable profits is 8.25% and assessable profits above HKD 2 million will continue to be subject to the rate of 16.5% for corporations in Hong Kong, effective from the year of assessment 2018/2019. Before that, the applicable tax rate was 16.5% for corporations in Hong Kong. Under Hong Kong tax laws, ZYSL and ZYCL are exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

Singapore

Top Fin and Top AM are incorporated in Singapore and are subject to Singapore Corporate Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. Top Fin and Top AM are subject to a flat rate of 17%.

The current and deferred portions of the income tax expense (benefit) included in the statements of operations and comprehensive income as determined in accordance with FASB ASC 740 are as follows:

	For the Years Ended March 31,
	2023	2022	2021

Current income tax expense	$31,520	$88,647	$70,765
Deferred income tax expense	-	-	-
	$31,520	$88,647	$70,765

A reconciliation of the difference between the expected income tax expense or benefit computed at applicable statutory income tax rates and the Company’s income tax expense is shown in the following table:

	For the Years Ended March 31,
	2023	2022	2021

Income tax expense at applicable statutory rate	$565,828	$590,692	$844,047
Nondeductible expenses	-	181,910	12,238
Income not subject to tax (2)	(421,297)	(539,572)	(98,326)
Income tax of other jurisdictions (3)	(30)	-	-
Nontaxable offshore profit	(113,777)	(143,098)	(664,621)
Benefit on tax concession (note (1))	(765)	(1,285)	(22,573)
Changes in valuation allowance	1,561	-	-
	$31,520	$88,647	$70,765

(1)	The provision for Hong Kong Profits Tax for 2023 is calculated at 16.5% (2022 and 2021: 16.5%) of the estimated assessable profits for the year, taking into account a reduction granted by the Hong Kong SAR Government of 100% of the tax payable for the year of assessment 2022-23 subject to a maximum reduction of HK$6,000 for each business (2022: a maximum reduction of HK$10,000 was granted for the year of assessment 2021-22 and was taken into account in calculating the provision for 2022, 2021: a maximum reduction of HK$10,000 was granted for the year of assessment 2020-21 and was taken into account in calculating the provision for 2021).

(2)	The Company also has entities domiciled in the British Virgin Islands, but such entities are not subject to income or capital gains taxes.

(3)	Top Fin and Top AM were established in Singapore, which are subject to income tax rate of 17%.